Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended			2 Months Ended
	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Mar. 31, 2016
Subsequent Events (Textual)
Stock options exercised to purchase shares of common stock			10,000
Cash proceeds			$ 2,600
Warrant issued to purchase common stock			$ 125,000
Warrants exercise price			$ 1.15
Warrants vesting period			2 years
Term of warrants			3 years
Stock options granted to employees		190,000	10,000
Exercise price		$ 1.22	$ 1.10
Vesting period description		These stock options are subject to vesting over four years conditioned on the employee's continuous service to the Company over the four year period. The options have a term of ten years.	These stock options are subject to vesting over four years conditioned on the employee's continuous service to the Company over the four year period. The options have a term of ten years.
Options term periods		10 years	10 years
Proceeds from exercise of unit options				$ 6,650
Compensation options exercised, shares				6,650
Options to be vested based on continuous service				32,400
Chief Executive Officer [Member]
Subsequent Events (Textual)
Stock options granted to employees	1,456,000
Exercise price	$ 1.55
Options term periods	10 years
Options to be vested based on continuous service	1,132,000
Options to be vested based on continuous service, description	1,132,000 shares subject to the option award will become vested and exercisable in periodic installments based on the CEO's continued employment with the Company over a four year term.